Income Tax Expenses - Additional Information (Detail) ¥ in Millions, $ in Millions		12 Months Ended
	Nov. 27, 2018	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020	Dec. 31, 2019
Shenzhen Pingan Puhui Enterprise Management Co. Ltd [member]
Income tax [line items]
Preferential Tax rate				15.00%	15.00%
MoF and STA [member]
Income tax [line items]
Preferential Tax rate				15.00%	15.00%
Percentage of entity's revenue				60.00%	60.00%
MoF and STA [member] | Ping An Puhui Financing Guarantee Co Ltd [member]
Income tax [line items]
Preferential Tax rate				15.00%	15.00%	15.00%
MoF and STA [member] | Ping An Puhui Investment Consulting Co Ltd [Member]
Income tax [line items]
Preferential Tax rate				15.00%	15.00%	15.00%
Weikun technology [member]
Income tax [line items]
Preferential Tax rate	15.00%			15.00%	15.00%
Weikun technology [member] | Events after reporting period [member]
Income tax [line items]
Preferential Tax rate		15.00%	15.00%
Weikun technology [member] | State tax administration [member]
Income tax [line items]
Tax rate effect of income tax authority						15.00%	12.50%
PRC company [member] | Chongqing Jin An Microloan Limited [member]
Income tax [line items]
Payment of Dividend to investors | ¥					¥ 453
PRC company [member] | Bottom of range [member]
Income tax [line items]
Increase decrease in withholding tax rate				5.00%	5.00%
PRC company [member] | Top of range [member]
Income tax [line items]
Increase decrease in withholding tax rate				10.00%	10.00%
Hong Kong [member]
Income tax [line items]
Income tax rate				16.50%	16.50%
Accounting profit | $				$ 2
Tax rate effect changes in profit				8.25%	8.25%
Average effective tax rate				16.50%	16.50%
Singapore [member]
Income tax [line items]
Income tax rate				17.00%	17.00%	17.00%	17.00%
Indonesia [member]
Income tax [line items]
Income tax rate				22.00%	22.00%	22.00%	22.00%
PRC [member]
Income tax [line items]
Income tax rate				25.00%	25.00%	25.00%	25.00%